Schedule of Share-based Compensation, Stock Options, Activity (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($)
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 6,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 2		0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 3		8.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 4		$ 17,352,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 5		0.14
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 6		9.1
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 7		$ (182,000)
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 8		0.01
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 9		9.5
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 10		$ (6,000,000)
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 11		$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 12		8.5
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 13		$ 17,170,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 14		0.14
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 15		8.5
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 16		$ 16,907,500
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 17		0.14
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 18		8.5
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 1 | shares	6,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 2	0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 3	8.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 4 | shares	17,352,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 5	0.14
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 6	9.1
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 7 | shares	(182,000)
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 8	0.01
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 9	9.5
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 10 | shares	(6,000,000)
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 11	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 12	8.5
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 13 | shares	17,170,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 14	0.14
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 15	8.5
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 16 | shares	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 17	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 19 | shares	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 21	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 22 | shares	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 23	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 24	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 25 | shares	17,170,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 26	0.14
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 27	7.7
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 28 | shares	17,170,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 29	0.14
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 30	8.5